Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	COMMON STOCK - 43.1%
	ADVERTISING - 1.8%
5,596	Interpublic Group of Cos., Inc.	$ 90,599
1,501	Omnicom Group, Inc.	82,405
		173,004
	AGRICULTURE - 0.9%
1,177	Philip Morris International, Inc.	85,874

	APPAREL - 0.8%
6,247	Tapestry, Inc.	80,899

	AUTO MANUFACTURING - 1.0%
707	Cummins, Inc.	95,671

	BANKS - 2.4%
11,022	FNB Corp.	81,232
10,196	Huntington Bancshares, Inc.	83,709
4,078	PacWest Bancorp	73,078
		238,019
	BEVERAGES - 0.9%
2,264	Molson Coors Brewing Co.	88,319

	BIOTECHNOLOGY - 1.0%
479	Amgen, Inc.	97,108

	CHEMICALS - 0.9%
2,001	Eastman Chemical Co.	93,206

	COMPUTERS - 1.9%
5,617	HP, Inc.	97,511
1,921	Seagate Technology PLC	93,745
		191,256
	DISTRIBUTION/WHOLESALE - 0.9%
584	Watsco, Inc.	92,289

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
4,321	Western Union Co.	78,340

	ELECTRIC - 1.9%
3,262	NRG Energy, Inc.	88,922
6,152	Vistra Energy Corp.	98,186
		187,108
	ELECTRONICS - 0.9%
4,991	nVent Electric PLC	84,198

	ENERGY-ALTERNATIVE SOURCES - 1.0%
6,408	TerraForm Power, Inc.	101,054

	ENTERTAINMENT - 0.9%
14,350	International Game Technology PLC	85,382

	FOOD - 2.9%
4,211	Flowers Foods, Inc.	86,410
1,793	General Mills, Inc.	94,617
937	JM Smucker Co.	104,007
		285,034
	INSURANCE - 0.9%
2,662	Principal Financial Group, Inc.	83,427

	IRON / STEEL - 2.0%
2,706	Nucor Corp.	97,470
4,481	Steel Dynamics, Inc.	101,002
		198,472
	LODGING - 0.8%
1,898	Las Vegas Sands Corp.	80,608

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares		Fair Value
	COMMON STOCK - 43.1% (Continued)
	MEDIA - 2.5%
5,958	Sinclair Broadcast Group, Inc.	$ 95,805
5,552	TEGNA, Inc.	60,295
6,044	ViacomCBS, Inc.	84,676
		240,776
	MISCELLANEOUS MANUFACTURING - 0.9%
1,104	Eaton Corp PLC	85,770

	OIL & GAS - 3.4%
1,182	Chevron Corp.	85,648
4,900	CVR Energy, Inc.	80,997
3,722	Marathon Petroleum Corp.	87,914
1,861	Valero Energy Corp.	84,415
		338,974
	OIL & GAS SERVICES - 0.9%
13,590	Halliburton Co.	93,091

	PACKAGING & CONTAINERS - 1.9%
1,106	Packaging Corp of America	96,034
2,059	Sonoco Products Co.	95,435
		191,469
	PHARMACEUTICALS - 3.9%
1,687	Bristol-Myers Squibb Co.	94,033
720	Johnson & Johnson	94,414
1,244	Merck & Co., Inc.	95,713
2,908	Pfizer, Inc.	94,917
		379,077
	RETAIL - 2.2%
3,786	Kohl's Corp.	55,238
11,732	Macy's, Inc.	57,604
1,820	MSC Industrial Direct Co., Inc.	100,045
		212,887
	SAVINGS & LOANS - 0.8%
7,473	People's United Financial, Inc.	82,577

	SEMICONDUCTORS - 1.0%
1,980	Maxim Integrated Products, Inc.	96,248

	TELECOMMUNICATIONS - 1.0%
2,590	Cisco Systems, Inc.	101,813

	TOTAL COMMON STOCK (Cost - $5,360,583)	4,241,950

	EXCHANGE TRADED FUNDS - 55.3%
	DEBT FUNDS - 55.3%
31,324	iShares 1-3 Year Treasury Bond ETF	2,714,851
26,258	Schwab Short-Term U.S. Treasury ETF	1,358,326
21,794	Vanguard Short-Term Treasury ETF	1,358,638
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,394,562)	5,431,815

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
257	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.51% *	257
261	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.30% *	261
164,558	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	164,558
244	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.13% *	244
	TOTAL SHORT-TERM INVESTMENTS (Cost - $165,320)	165,320

	TOTAL INVESTMENTS - 100.1% (Cost - $10,920,465)	$ 9,839,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(11,599)
	NET ASSETS - 100.0%	$ 9,827,486

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2020.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 76.3%
	DEBT FUNDS - 73.4%
5,545	iShares 7-10 Year Treasury Bond ETF	$ 673,607
7,068	iShares Preferred & Income Securities ETF +	225,045
12,967	iShares Short Maturity Bond ETF	628,770
2,117	iShares Short-Term National Muni Bond ETF	225,037
16,687	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,529,030
	TOTAL DEBT FUNDS (Cost - $3,276,704)	3,281,489

	EQUITY FUNDS - 2.9%
1,636	iShares Edge MSCI USA Quality Factor ETF
	TOTAL EQUITY FUNDS (Cost - $144,359)	132,581

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,421,063)	3,414,070

	SHORT-TERM INVESTMENTS -5.1%
	MONEY MARKET FUNDS - 5.1%
2,369	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.51% *	2,369
1,563	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.30% *	1,563
210,767	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	210,767
13,893	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.13% *	13,893
	TOTAL SHORT-TERM INVESTMENTS (Cost - $228,592)	228,592

	COLLATERAL FOR SECURITIES LOANED -9.4%
419,250	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% *	419,250
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $419,250)

	TOTAL INVESTMENTS - 90.8% (Cost - $4,068,905)	$ 4,061,912
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.2%	409,721
	NET ASSETS - 100.0%	$ 4,471,633

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $410,220 as of March 31, 2020

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS- 74.3%
	DEBT FUNDS - 74.3%
150,582	iShares 1-3 Year Treasury Bond ETF	$ 13,050,942
250,966	Schwab Short-Term U.S. Treasury ETF	12,982,471
208,404	Vanguard Short-Term Treasury ETF	12,991,905
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,825,499)	39,025,318

	SHORT-TERM INVESTMENTS - 25.8%
	MONEY MARKET FUNDS - 25.8%
4,547,289	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.51% *	4,547,289
4,547,289	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.30% *	4,547,289
4,453,532	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.34% *	4,453,532
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,548,110)	13,548,110

	TOTAL INVESTMENTS - 100.1% (Cost - $52,373,609)	$ 52,573,428
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(58,343)
	NET ASSETS - 100.0%	$ 52,515,085

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on March 31, 2020.

Power VIT Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,241,950	$ -	$ -	$ 4,241,950
Exchange Traded Funds	5,431,815	-	-	5,431,815
Money Market Funds	165,320	-	-	165,320
Total	$ 9,839,085	$ -	$ -	$ 9,839,085

Power Income VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,414,070	$ -	$ -	$ 3,414,070
Collateral For Securities Loaned	419,250	-	-	419,250
Money Market Funds	228,592	-	-	228,592
Total	$ 4,061,912	$ -	$ -	$ 4,061,912

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 39,025,318	$ -	$ -	$ 39,025,318
Money Market Fund	13,548,110	-	-	13,548,110
Total	$ 52,573,428	$ -	$ -	$ 52,573,428

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for classification by asset class.

Security Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Underlying Investment in other Investment Companies - The Power Dividend VIT Fund, and Power Income VIT Fund currently seek to achieve their investment objectives by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF and the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF respectively, (the “Securities”). The Funds may redeem their investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of March 31, 2020, the percentage of the Power Dividend VIT Fund’s net assets invested in the iShares 1-3 Year Treasury Bond ETF was 27.6% and the Power Income VIT Fund’s net assets invested in the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF was 34.2%

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$ 12,106,220	$ 107,042	$(2,374,177)	$ (2,267,135)
Power Income VIT Fund	4,070,530	57,859	(66,477)	(8,618)
Power Momentum Index VIT Fund	52,373,609	199,819	-	199,819